Expense Example {- Franklin LifeSmart™ 2060 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2060 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	938
5 years	1,280
10 years	2,245
Class C
Expense Example:
1 year	248
3 years	641
5 years	1,161
10 years	2,589
Class R
Expense Example:
1 year	97
3 years	488
5 years	904
10 years	2,066
Class R6
Expense Example:
1 year	41
3 years	317
5 years	613
10 years	1,457
Advisor Class
Expense Example:
1 year	46
3 years	332
5 years	640
10 years	$ 1,514